10. STOCK SETTLEMENT IN PROCESS- annual	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual Member
10. STOCK SETTLEMENT IN PROCESS

10. STOCK SETTLEMENT IN PROCESS

During 2006 the Company negotiated a loan from an individual in the amount of $100,000. Under the terms of the loan it was to be repaid in full within one year together with interest at the rate of 15% per annum. The Company was unable to pay the loan when due and under the threat of litigation the note holder was given 3,500,000 shares of common stock. The stock was issued on January 28, 2010. At that time the principal, accrued interest and legal fees amounted to $163,366. Under the terms of a court ordered stipulation agreement if the note holder was unable to liquidate the stock in full payment of the stipulated amount then the Company would be obligated to issue more stock to him to make up for the shortage. As a part of the agreement the note holder is required to account for proceeds realized from the sales of stock.

During the year ended December 31, 2011 $38,788 was levied against the Company’s bank accounts as a result of a legal action brought to force collection of the balance. The note holder’s contention was that stock sales had fallen well short of the balance due and thus he was due to be paid. While the Company had a complaint that they had not been provided with any information regarding sales of stock, management was unable to stave off the forced levy. As a result of the levy the debt balance as of December 31, 2011 was reduced to $124,578.

Subsequent to June 30, 2013 the note holder reported that he had sold all of the 3,500,000 shares of the common stock noted above. After giving effect to those proceeds, and the note holder and the Company agreed to settle the remaining debt for $75,000. As a result, the Company has agreed to make monthly payments of $5,000, commencing in July 2013, until the debt is paid in full. The agreement provides that there is no interest due on this debt. As of March 31, 2014 the balance due on this agreement was $35,000 and an additional $5,000 payment was made April 1, 2014.

10. STOCK SETTLEMENT IN PROCESS

During 2006 the Company negotiated a loan from an individual in the amount of $100,000. Under the terms of the loan it was to be repaid in full within one year together with interest at the rate of 15% per annum. The Company was unable to pay the loan when due and under the threat of litigation the note holder was given 3,500,000 shares of common stock. The stock was issued on January 28, 2010. At that time the principal, accrued interest and legal fees amounted to $163,366. Under the terms of a court ordered stipulation agreement if the note holder was unable to liquidate the stock in full payment of the stipulated amount then the Company would be obligated to issue more stock to him to make up for the shortage.As a part of the agreement the note holder is required to account for proceeds realized from the sales of stock. The note holder has yet to report any stock sales so this settlement is considered to be in process.

During the year ended December 31, 2011 $38,788 was levied against the Company’s bank accounts as a result of a legal action brought to force collection of the balance. The note holder’s contention was that stock sales had fallen well short of the balance due and thus he was due to be paid. While the Company had a complaint that they had not been provided with any information regarding sales of stock management was unable to stave off the forced levy. As a result of the levy the debt balance as of December 31, 2011 was reduced to $124,578.

Subsequent to June 30, 2013 the note holder reported that he had sold all of the 3,500,000 shares of the common stock noted above. After giving effect to those proceeds, and the note holder and the Company agreed to settle the remaining debt for $75,000. As a result, the Company has agreed to make monthly payments of $5,000, commencing in July 2013, until the debt is paid in full. The agreement provides that there is no interest due on this debt. As of December 31, 2013 the balance due on this agreement was $45,000.